Deferred Income Tax and Income Tax Expense - Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	₩ 579,090	₩ 423,728
Deferred income tax liabilities	(967,650)	(643,958)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	2,306,400	2,152,442
Deferred income tax liabilities	(2,694,960)	(2,372,672)
Gross carrying amount [member] | Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	398,710	398,329
Deferred income tax liabilities	(586,522)	(642,954)
Gross carrying amount [member] | Over 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	1,907,690	1,754,113
Deferred income tax liabilities	₩ (2,108,438)	₩ (1,729,718)